Discontinued operations - Summary of General Account Equity Real Estate and Other Non-fixed-income Portfolio Relating to Discontinued Operations (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Summary Of General Account Equity Real Estate And Other Nonfixed Income Portfolio Relating to Discontinued Operations Explanatory [Line Items]
Maximum exposure to credit risk of financial assets	€ 5,009	€ 8,903
The Netherlands [member]
Summary Of General Account Equity Real Estate And Other Nonfixed Income Portfolio Relating to Discontinued Operations Explanatory [Line Items]
Maximum exposure to credit risk of financial assets		4,076
Equity Funds 1 [member]
Summary Of General Account Equity Real Estate And Other Nonfixed Income Portfolio Relating to Discontinued Operations Explanatory [Line Items]
Maximum exposure to credit risk of financial assets	151	280
Equity Funds 1 [member] | The Netherlands [member]
Summary Of General Account Equity Real Estate And Other Nonfixed Income Portfolio Relating to Discontinued Operations Explanatory [Line Items]
Maximum exposure to credit risk of financial assets		34
Investments in real estate [member]
Summary Of General Account Equity Real Estate And Other Nonfixed Income Portfolio Relating to Discontinued Operations Explanatory [Line Items]
Maximum exposure to credit risk of financial assets	59	2,643
Investments in real estate [member] | The Netherlands [member]
Summary Of General Account Equity Real Estate And Other Nonfixed Income Portfolio Relating to Discontinued Operations Explanatory [Line Items]
Maximum exposure to credit risk of financial assets		2,588
Other Alternative Investments [member]
Summary Of General Account Equity Real Estate And Other Nonfixed Income Portfolio Relating to Discontinued Operations Explanatory [Line Items]
Maximum exposure to credit risk of financial assets	2,168	2,366
Other Alternative Investments [member] | The Netherlands [member]
Summary Of General Account Equity Real Estate And Other Nonfixed Income Portfolio Relating to Discontinued Operations Explanatory [Line Items]
Maximum exposure to credit risk of financial assets		432
Other financial asset [member]
Summary Of General Account Equity Real Estate And Other Nonfixed Income Portfolio Relating to Discontinued Operations Explanatory [Line Items]
Maximum exposure to credit risk of financial assets	2,385	3,225
Other financial asset [member] | The Netherlands [member]
Summary Of General Account Equity Real Estate And Other Nonfixed Income Portfolio Relating to Discontinued Operations Explanatory [Line Items]
Maximum exposure to credit risk of financial assets		€ 1,023
Discontinued operations [member] | The Netherlands [member]
Summary Of General Account Equity Real Estate And Other Nonfixed Income Portfolio Relating to Discontinued Operations Explanatory [Line Items]
Maximum exposure to credit risk of financial assets	4,032
Discontinued operations [member] | Equity Funds 1 [member] | The Netherlands [member]
Summary Of General Account Equity Real Estate And Other Nonfixed Income Portfolio Relating to Discontinued Operations Explanatory [Line Items]
Maximum exposure to credit risk of financial assets	34
Discontinued operations [member] | Investments in real estate [member] | The Netherlands [member]
Summary Of General Account Equity Real Estate And Other Nonfixed Income Portfolio Relating to Discontinued Operations Explanatory [Line Items]
Maximum exposure to credit risk of financial assets	2,545
Discontinued operations [member] | Other Alternative Investments [member] | The Netherlands [member]
Summary Of General Account Equity Real Estate And Other Nonfixed Income Portfolio Relating to Discontinued Operations Explanatory [Line Items]
Maximum exposure to credit risk of financial assets	349
Discontinued operations [member] | Other financial asset [member] | The Netherlands [member]
Summary Of General Account Equity Real Estate And Other Nonfixed Income Portfolio Relating to Discontinued Operations Explanatory [Line Items]
Maximum exposure to credit risk of financial assets	€ 1,105